Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		$ 38,811
Change in accumulated other comprehensive income (loss)	[1]	1,423	$ (1,196)	$ (1,002)
Ending Balance		41,251	38,811
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(2,451)	(1,632)	(1,069)
Change in accumulated other comprehensive income (loss)		838	(819)	(563)
Ending Balance		(1,613)	(2,451)	(1,632)
Accumulated Defined Benefits Adjustment | Pension Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(1,306)	(1,250)	(1,236)
Change in accumulated other comprehensive income (loss)		419	(56)	(14)
Ending Balance		(887)	(1,306)	(1,250)
Accumulated Defined Benefits Adjustment | Other post-retirement benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(42)	(47)	(65)
Change in accumulated other comprehensive income (loss)		(8)	5	18
Ending Balance		(50)	(42)	(47)
Unrealized gain (loss) on assets available-for-sale
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		36	327	742
Change in accumulated other comprehensive income (loss)		150	(291)	(415)
Ending Balance		186	36	327
Unrealized gain (loss) on cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(2)	2	(6)
Change in accumulated other comprehensive income (loss)		9	(4)	8
Ending Balance		7	(2)	2
Total accumulated other comprehensive income (loss), net of tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance		(3,765)	(2,600)	(1,634)
Change in accumulated other comprehensive income (loss)		1,408	(1,165)	(966)
Ending Balance		$ (2,357)	$ (3,765)	$ (2,600)

[1]	Other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders was $1,408 million for the year ended Dec. 31, 2017, $(1,165) million for the year ended Dec. 31, 2016 and $(966) million for the year ended Dec. 31, 2015.